GOODWILL	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12. GOODWILL

We record goodwill associated with acquisitions of businesses when the purchase price of the business exceeds the fair value of the net tangible and intangible assets acquired. We review goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired. The following tables are presented in thousands:

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2023	$602	$7,670	$721	$8,993
Impairment	-	-	-	-
Balance at December 31, 2024	602	7,670	721	8,993
Impairment	-	-	-	-
Balance at March 31, 2025	602	7,670	721	8,993
Carrying Amounts
Balance at December 31, 2024	602	7,670	721	8,993
Balance at March 31, 2025	$602	$7,670	$721	$8,993

	Realty Crunch	Expetitle	LemonBrew	Total
Accumulated Impairment Loss at December 31, 2023	$—	$723	$—	$723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at December 31, 2024	—	723	—	723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at March 31, 2025	$—	$723	$—	$723

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED